Financial Instruments Assets and Liabilities Measured on Recurring Basis - Footnotes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt	$ 36,600	$ 35,100
Designated as Hedging Instrument [Member] | Foreign Currency Long Term Debt [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt	560	651
Fair Value, Measurements, Recurring [Member] | Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Instruments used as offsets (assets)	159	66
Instruments used as offsets (liabilities)	54	77
Fair Value, Measurements, Recurring [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Instruments used as offsets (assets)		38
Fair Value, Measurements, Recurring [Member] | Not Designated as Hedging Instrument [Member] | Currency Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Instruments used as offsets (assets)		30
Instruments used as offsets (liabilities)	$ 121	$ 76
Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of financial assets and liabilities measured at fair value inputs Level 1 and Level 3 inputs	1.00%